Finance debt - Non-current debt maturity profile (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	$ 27,404	[1]	$ 29,118	[1]	$ 21,754
Weighted average [member]
Non-current finance debt maturity profile [abstract]
Weighted average maturity (years)	10		10
Weighted average [member] | Interest Rate Non Current Debt [Member]
Non-current finance debt maturity profile [abstract]
Weighted average annual interest rate (%)	3.33%		3.38%
Year 2 and 3 [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	$ 5,015		$ 3,705
Year 4 and 5 [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	4,731		4,927
After 5 years [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	$ 17,659		$ 20,485

[1]	1) Restated 1 January 2020 and 31 December 2020 figures due to a policy change affecting ARO, see note 2 Significant accounting policies and note 21 Provisions and other liabilities.